Distribution and Selling Expenses (Details) - Schedule of distribution and selling expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of distribution and selling expenses [Abstract]
Rental	$ 23,259	$ 9,565	$ 9,573
Outsourced service fee	1,212,402
Labor	186,757	160,314	170,771
Subsidy to distributors	485,649	453,906	477,779
Promotion
Advertisement	1,292,256	1,174,552	287,354
Covid financial aid to distributors		2,172,432
Others	199,005	287,735	148,914
Total	$ 3,399,328	$ 4,258,504	$ 1,094,391